Other current and non-current assets - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Current And Non-Current Asset [Abstract]
Prepaid maintenance expenses	€ 1.2	€ 0.9
Prepaid expenses for services	7.2
Prepaid expenses for clinical research organizations insurance and other services		2.7
Prepaid expenses of licenses and software	3.6	7.0
Capital gains tax receivable	€ 5.9	€ 3.1